COLLABORATION, RESEARCH AND DISTRIBUTION AND SALES AGREEMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Casterra Ag Ltd. [Member] | Customer C [Member]
Disclosure Of Collaboration Agreement [Line Items]
Amount of orders delivered	$ 2,168